NOTE 6. - DERIVATIVE LIABILITY (Details) - The fair value of the conversion feature is recognized as a financial derivative at issuance and is (USD $)	9 Months Ended
	Apr. 19, 2013	Apr. 30, 2013	Jun. 12, 2013
The fair value of the conversion feature is recognized as a financial derivative at issuance and is [Abstract]
Market value of common stock on measurement date (1) (in Dollars per share)	$ 0.14	$ 0.14
Adjusted conversion price (2) (in Dollars per share)	$ 0.066	$ 0.063	$ 0.138
Risk free interest rate (3)	0.13%	0.11%
Expected volatility (4)	423.00%	387.00%